NOTE 4 – ADVANCES RECEIVABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
NOTE 4 – ADVANCES RECEIVABLE

NOTE 4 – ADVANCES RECEIVABLE

As of September 30, 2021 and December 31, 2020, cash advances consisted of the following:

	September 30, 2021	December 31, 2020
Advance principal receivable -GW	$53,851	$54,496
Advance principal receivable -JM	21,558	21,799
Interest due	4,079	3,116
Cash advance	$79,488	$79,411

The advance labelled Advance receivable-GW carries an interest rate of 3%. The Company has the expectation that both outstanding advances will be repaid to the Company within the next 12 months.

Any difference on the Advance principal is due to currency translation.

NOTE 4 – ADVANCES RECEIVABLE

As of December 31, 2020 and 2019, cash advances consisted of the following:

	December 31,	December 31,
	2020	2019
Advance receivable -GW	$57,612	$52,452
Advance receivable -JM	21,799	20,981
Advance receivable -LS	—	6,557
Total advances receivable	$79,411	$79,990

The Company received repayments on its advances of $6,557 and $0 during the years ended December 31, 2021 and 2019, respectively. The advance labelled Advance receivable-GW earns an interest rate of 3% and is due for repayment by April 30, 2021. All other advances are non-interest bearing and are repayable on demand.

No repayment or further advances were made during the years ended December 31, 2020 and 2019, and any nominal change in value is due to exchange rate fluctuation.